Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Reportable Segment and Line of Business - Summary of Balance sheet Information by Geographic Segment (Detail)
$ in Millions, $ in Millions
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)		Jan. 01, 2018 USD ($) [1]	Jan. 01, 2017 USD ($)
Disclosure of operating segments [line items]
Total assets	$ 29,363		$ 29,181	[1]	$ 29,884	$ 29,818
Total liabilities	18,539		18,128	[1]	$ 19,286	$ 20,428
Net assets by segment	10,824		11,053
Additions to fixed assets	1,033		964
Mexico [member]
Disclosure of operating segments [line items]
Total assets	3,910		3,630
Total liabilities	1,443		1,442
Net assets by segment	2,467		2,188
Additions to fixed assets	199		168
United States [member]
Disclosure of operating segments [line items]
Total assets	13,898		14,206
Total liabilities	2,440		2,277
Net assets by segment	11,458		11,929
Additions to fixed assets	398		405
United Kingdom [member]
Disclosure of operating segments [line items]
Total assets	1,562		1,785
Total liabilities	1,225		1,107
Net assets by segment	337		678
Additions to fixed assets	67		61
France [member]
Disclosure of operating segments [line items]
Total assets	978		985
Total liabilities	460		512
Net assets by segment	518		473
Additions to fixed assets	38		44
Germany [member]
Disclosure of operating segments [line items]
Total assets	401		464
Total liabilities	353		377
Net assets by segment	48		87
Additions to fixed assets	25		27
Spain [member]
Disclosure of operating segments [line items]
Total assets	1,190		1,301
Total liabilities	185		171
Net assets by segment	1,005		1,130
Additions to fixed assets	34		27
Rest of Europe [member]
Disclosure of operating segments [line items]
Total assets	756		1,118
Total liabilities	304		359
Net assets by segment	452		759
Additions to fixed assets	52		54
Colombia [member]
Disclosure of operating segments [line items]
Total assets	1,187		1,249
Total liabilities	428		444
Net assets by segment	759		805
Additions to fixed assets	25		22
Panama [member]
Disclosure of operating segments [line items]
Total assets	337		368
Total liabilities	105		65
Net assets by segment	232		303
Additions to fixed assets	10		12
Caribbean TCL [member]
Disclosure of operating segments [line items]
Total assets	542		574
Total liabilities	236		215
Net assets by segment	306		359
Additions to fixed assets	21		29
Dominican Republic [member]
Disclosure of operating segments [line items]
Total assets	193		206
Total liabilities	66		64
Net assets by segment	127		142
Additions to fixed assets	8		8
Rest of South, Central America and the Caribbean [member]
Disclosure of operating segments [line items]
Total assets	381		457
Total liabilities	164		176
Net assets by segment	217		281
Additions to fixed assets	18		14
Philippines [member]
Disclosure of operating segments [line items]
Total assets	689		644
Total liabilities	141		184
Net assets by segment	548		460
Additions to fixed assets	84		36
Israel [member]
Disclosure of operating segments [line items]
Total assets	611		507
Total liabilities	429		367
Net assets by segment	182		140
Additions to fixed assets	33		27
Rest of Asia, Middle East and Africa [member]
Disclosure of operating segments [line items]
Total assets	423		438
Total liabilities	131		145
Net assets by segment	292		293
Additions to fixed assets	13		15
Other Locations [member]
Disclosure of operating segments [line items]
Total assets	1,466		1,142
Total liabilities	10,392		10,207
Net assets by segment	(8,926)		(9,065)
Additions to fixed assets	8		15
Continuing operation [member]
Disclosure of operating segments [line items]
Total assets	28,524		29,074
Total liabilities	18,502		18,112
Net assets by segment	10,022		10,962
Additions to fixed assets	1,033		964
Disposal groups classified as held for sale [member]
Disclosure of operating segments [line items]
Total assets	839		107
Total liabilities	37		16
Net assets by segment	802		91
Equity accounted investment [member]
Disclosure of operating segments [line items]
Total assets	481		484
Equity accounted investment [member] | United States [member]
Disclosure of operating segments [line items]
Total assets	143		126
Equity accounted investment [member] | United Kingdom [member]
Disclosure of operating segments [line items]
Total assets	6		6
Equity accounted investment [member] | France [member]
Disclosure of operating segments [line items]
Total assets	50		47
Equity accounted investment [member] | Germany [member]
Disclosure of operating segments [line items]
Total assets	4		4
Equity accounted investment [member] | Rest of Europe [member]
Disclosure of operating segments [line items]
Total assets	11		8
Equity accounted investment [member] | Other Locations [member]
Disclosure of operating segments [line items]
Total assets	267		293
Equity accounted investment [member] | Continuing operation [member]
Disclosure of operating segments [line items]
Total assets	481		484
Equity accounted investment [member] | Disposal groups classified as held for sale [member]
Disclosure of operating segments [line items]
Total assets		$ 0
All other assets [member]
Disclosure of operating segments [line items]
Total assets	28,882	28,882	28,697
All other assets [member] | Mexico [member]
Disclosure of operating segments [line items]
Total assets	3,910		3,630
All other assets [member] | United States [member]
Disclosure of operating segments [line items]
Total assets	13,755		14,080
All other assets [member] | United Kingdom [member]
Disclosure of operating segments [line items]
Total assets	1,556		1,779
All other assets [member] | France [member]
Disclosure of operating segments [line items]
Total assets	928		938
All other assets [member] | Germany [member]
Disclosure of operating segments [line items]
Total assets	397		460
All other assets [member] | Spain [member]
Disclosure of operating segments [line items]
Total assets	1,190		1,301
All other assets [member] | Rest of Europe [member]
Disclosure of operating segments [line items]
Total assets	745		1,110
All other assets [member] | Colombia [member]
Disclosure of operating segments [line items]
Total assets	1,187		1,249
All other assets [member] | Panama [member]
Disclosure of operating segments [line items]
Total assets	337		368
All other assets [member] | Caribbean TCL [member]
Disclosure of operating segments [line items]
Total assets	542		574
All other assets [member] | Dominican Republic [member]
Disclosure of operating segments [line items]
Total assets	193		206
All other assets [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of operating segments [line items]
Total assets	381		457
All other assets [member] | Philippines [member]
Disclosure of operating segments [line items]
Total assets	689		644
All other assets [member] | Israel [member]
Disclosure of operating segments [line items]
Total assets	611		507
All other assets [member] | Rest of Asia, Middle East and Africa [member]
Disclosure of operating segments [line items]
Total assets	423		438
All other assets [member] | Other Locations [member]
Disclosure of operating segments [line items]
Total assets	1,199		849
All other assets [member] | Continuing operation [member]
Disclosure of operating segments [line items]
Total assets	28,043		28,590
All other assets [member] | Disposal groups classified as held for sale [member]
Disclosure of operating segments [line items]
Total assets	$ 839	$ 839	$ 107

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.